NATIONS FUNDS TRUST

Investor A Shares of:

International/Global Stock Funds
Nations Global Value Fund
Nations International Equity Fund
Nations International Value Fund
Nations Marsico International Opportunities Fund

Stock Funds
Nations Asset Allocation Fund
Nations Convertible Securities Fund
Nations Marsico 21st Century Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations MidCap Growth Fund
Nations MidCap Value Fund
Nations SmallCap Value Fund
Nations Small Company Fund
Nations Strategic Growth Fund
Nations Value Fund

LifeGoal Portfolios
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio
Nations LifeGoal Income and Growth Portfolio
Nations LifeGoal Income Portfolio
Government & Corporate Bond Funds
Nations Bond Fund
Nations Government Securities Fund
Nations High Yield Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund
Nations Strategic Income Fund

Municipal Bond Funds
Nations Intermediate Municipal Bond Fund
Nations Municipal Income Fund
Nations Short-Term Municipal Income Fund

State Municipal Bond Funds
Nations California Intermediate Municipal Bond Fund
Nations California Municipal Bond Fund
Nations Florida Intermediate Municipal Bond Fund
Nations Florida Municipal Bond Fund
Nations Georgia Intermediate Municipal Bond Fund
Nations Kansas Municipal Income Fund
Nations Maryland Intermediate Municipal Bond Fund
Nations North Carolina Intermediate Municipal Bond Fund
Nations South Carolina Intermediate Municipal Bond Fund
Nations Tennessee Intermediate Municipal Bond Fund
Nations Texas Intermediate Municipal Bond Fund
Nations Virginia Intermediate Municipal Bond Fund

(collectively, the “Funds”)

Supplement dated March 18, 2005
to the Prospectuses dated August 1, 2004, as supplemented

     The prospectuses for the Investor A Shares of the Funds are hereby supplemented to reflect the addition of a new footnote discussing the calculation process used to calculate a shareholder’s actual front-end sales charge. Accordingly, all tables in the section “About your investment – Choosing a share class – About Investor A Shares – Front-end sales charge” are supplemented by changing the table headings to the language provided below, adding the language of new footnote (1) provided below and changing any previous footnote (1) to footnote (2) as appropriate. Please note that the sales charge percentages disclosed in the table of the original prospectus for your Fund have not changed and are not provided again in the table below because the percentages are different for different Funds.

	Sales Charge[1]	Sales Charge[1]	Amount retained
	as a % of	as a % of the	by selling agents
	the offering	net amount	as a % of the
Amount you bought	price	invested	offering price
Same information as original prospectus	Same information as original prospectus	Same information as original prospectus	Same information as original prospectus

[1]	The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and of your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.